SHORT TERM BANK CREDIT AND LONG TERM LOANS	12 Months Ended
Dec. 31, 2014
SHORT TERM BANK CREDIT AND LONG TERM LOANS [Abstract]
SHORT TERM BANK CREDIT AND LONG TERM LOANS

NOTE 12 -  SHORT TERM BANK CREDIT AND LONG TERM LOANS

                       a.       Terms of the long-term loans and balances:

As of December 31, 2014, there were no long-term loans and balances.

		Interest Rate
	Currency of loan	December 31, 2013	Years of Maturity	December 31, 2013

Current maturities of long-term loan (*)		$2.50%-3.50%	2009-2014	$884

*
Loans received by TAT from an Israeli bank in a total amount of $6,250 out of which $5,000 were received during year 2008 and additional $1,250 were received during year 2009. The loans amount was to be repaid in four annual installments commencing 2011. These loans bear quarterly interest of Libor + 3.5% and Libor + 1.85%, respectively. Through November, 2012 TAT prepaid $3,775, following which the remaining balance was $2,477. In September, 2011, TAT reached agreement with its lending bank to adjust certain financial covenants related to the said loans it was failing to meet at the time. On May 1, 2013, the Company made a payment of $1,593 in accordance with its payment schedule following which the remaining balance was $884. As of December 31, 2013 the Company met all financial covenants related to such loans (see also note 14(f)(2)).

Group provided certain guarantees and covenants to secure its long-term loans, see note 14(e) and 14(f).

b.      As of December 31, 2014 and 2013 TAT's short-term bank credit balance amounted to $0 and $26, respectively.